Income Taxes (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%	26.50%	26.50%
Operating Loss Carryforwards			$ 36,000
Deferred Tax Assets, Capital Loss Carryforwards			$ 407
Israeil Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%
Effective Income Tax Rate Reconciliation,Decrease In Federal Statutory Income Tax Rate, Percent			1.50%
Operating Loss Carryforwards			$ 24,000
Israeil Subsidiary [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	24.00%
Maltese Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			35.00%	35.00%
Operating Loss Carryforwards			$ 12,000